Investment In Navios Europe I, Navios Europe II and Navios Containers (Details) $ / shares in Units, $ in Thousands	3 Months Ended	5 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Jun. 08, 2017 USD ($) $ / shares shares	Aug. 29, 2017 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	May 25, 2017	Feb. 18, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Proceeds from long-term debt					$ 514,703	$ 29,000	$ 79,819
Debt Instrument Unamortized Discount					10,824	1,471
Long- term debt					493,463	523,776
Investment in affiliates					52,122	1,257
Portion of the carrying balance of related party loan					11,706	2,422
Investment income					3,277	541	222
Investment income / (loss)					$ 866	$ 0	$ 0
Number of units received | shares					147,797,720	83,323,911
Formation of Navios Containers					$ 17,323
Common units outstanding | shares					147,797,720	83,323,911
Navios Europe I
Ownership percentage					5.00%						5.00%
Number of vessels acquired										10
Long- term debt					$ 10,000
Estimated maximum potential loss					$ 1,705	$ 1,390
Navios Europe II
Ownership percentage					5.00%				5.00%
Number of vessels acquired							14
Cash purchase price							$ 145,550
Estimated maximum potential loss					$ 10,472	1,837
Navios Holdings
Common units outstanding | shares					28,421,233
Navios Revolving Loans I | Navios Europe I
Portion of the carrying balance of related party loan					$ 1,205	750
Navios Revolvings Loans II | Navios Europe II
Portion of the carrying balance of related party loan					9,772	1,221
Navios Term Loans I | Navios Europe I
Investment in affiliates					500
Navios Term Loans II | Navios Europe II
Investment in affiliates					700
Junior Loan II | Navios Europe II
Debt instrument face amount							182,150
Debt instrument fair value							99,147
Senior Loans II | Navios Europe II
Proceeds from long-term debt							131,550
Debt Instrument Unamortized Discount							3,375
Navios Holdings | Navios Europe I
Ownership percentage											47.50%
Navios Holdings | Navios Europe II
Ownership percentage									47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity										$ 24,100
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity									$ 43,500
Increase in available amount of loan facility	$ 14,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I | Navios Europe I
Long- term debt					10,000					$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt							$ 14,000
Navios Acquisitions | Navios Europe I
Ownership percentage											47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage									47.50%
Navios Europe I
Investment in affiliates					500	640
Navios Europe II
Investment in affiliates					700	616
Navios Containers
Ownership percentage			39.90%
Investment in affiliates					$ 50,922	0
Sale of Stock, Percentage of Ownership after Transaction					33.70%
Common units outstanding | shares					9,818,182
Market value of the investment					$ 57,566
Navios Containers | Navios Holdings
Sale of Stock, Percentage of Ownership after Transaction					3.40%
Common units outstanding | shares					1,000,000
Private Placement | Navios Containers
Sale Of Stock Number Of Shares Issued In Transaction | shares		10,057,645	10,000,000	9,090,909
Proceeds from Issuance of Private Placement		$ 50,288	$ 50,000	$ 50,000
Sale of Stock, Price Per Share | $ / shares		$ 5	$ 5	$ 5.5
Private Placement | Navios Holdings | Navios Containers
Formation of Navios Containers		$ 5,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		9.90%
Private Placement | Navios Containers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent		$ 30,000	$ 10,000	$ 10,000
Number of units received | shares		6,000,000	2,000,000	1,818,182
Sale of Stock, Percentage of Ownership after Transaction		59.70%
Private Placement | Navios Containers | Navios Holdings
Number of units received | shares		1,000,000
Warrants | Navios Containers
Sale of Stock, Percentage of Ownership after Transaction		6.80%	6.80%
Fair Value Assumptions, Expected Term		5 years	5 years
Warrants | Navios Holdings | Navios Containers
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		1.70%	1.70%
Fair Value Assumptions, Expected Term		5 years	5 years
Warrants | Navios Containers
Sale of Stock, Percentage of Ownership after Transaction				6.80%	6.80%
Fair Value Assumptions, Expected Term				5 years	5 years
Warrants | Navios Containers | Navios Holdings
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					1.70%
Fair Value Assumptions, Expected Term					5 years
Within caption "Other Income" | Navios Europe I
Investment income / (loss)					$ (140)	74
Within caption "Other Income" | Navios Europe II
Investment income / (loss)					84	$ (133)
With caption "Equity in net earnings of affiliated companies" | Navios Containers
Investment income					$ 922
Navios Containers Vessels
Number of vessels acquired								5
Navios Containers Vessels | Navios Containers
Number of vessels acquired		5
Navios Containers Vessels | Private Placement | Navios Containers
Proceeds from Issuance of Private Placement		$ 40,000
Navios Containers Vessels | Private Placement | Navios Holdings
Sale of Stock, Percentage of Ownership after Transaction					5.00%